UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

928 Grand Boulevard
Kansas City, MO 64106

 (Address of principal executive offices) (Zip code)

Scout Investments, Inc.
928 Grand Boulevard
Kansas City, MO 64106

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS — 97.2%
AUSTRALIA — 6.8%
BHP Billiton Ltd.(a)	354,726	$12,883,648
Caltex Australia Ltd.	1,008,053	22,711,806
CSL Ltd.	172,317	16,499,725
Macquarie Group Ltd.	235,418	16,223,320
Woodside Petroleum Ltd.	608,005	14,901,674
		83,220,173
CANADA — 3.3%
Enbridge, Inc.(b)	349,718	14,632,201
Magna International, Inc.(b)	591,890	25,545,973
		40,178,174
CHINA — 1.4%
AAC Technologies Holdings, Inc.	1,469,097	17,192,868

COLOMBIA — 1.9%
Bancolombia S.A.(a)	589,165	23,490,009

DENMARK — 2.7%
Novo Nordisk A/S(a)	469,607	16,098,128
Pandora A/S	149,991	16,604,487
		32,702,615
FRANCE — 9.7%
Air Liquide S.A.	154,261	17,624,657
AXA S.A.	794,434	20,555,789
BNP Paribas S.A.	313,770	20,896,801
Carrefour S.A.	782,796	18,455,080
Dassault Systemes S.E.	125,563	10,868,553
L'Oreal S.A.	70,361	13,522,012
TOTAL S.A.	340,695	17,232,828
		119,155,720
GERMANY — 13.6%
Allianz S.E.(a)	1,153,199	21,368,777
BASF S.E.	171,838	17,033,483
Continental A.G.	99,529	21,819,084
Fresenius S.E. & Co. KGaA	166,424	13,373,928
Henkel A.G. & Co. KGaA(a)	126,267	16,169,752
Muenchener Rueckversicherungs-Gesellschaft A.G.	112,832	22,075,303
SAP S.E.(a)	155,356	15,251,299
Siemens A.G.	134,612	18,438,426
Volkswagen A.G.	143,763	20,949,462
		166,479,514
IRELAND — 3.0%
Kerry Group PLC - Class A	203,615	16,008,561

Ryanair Holdings PLC*(a)	246,160	$20,426,357
		36,434,918
JAPAN — 15.6%
Astellas Pharma, Inc.	1,429,307	18,821,199
CyberAgent, Inc.	404,455	11,970,531
FANUC Corp.	48,992	10,042,194
Japan Tobacco, Inc.	493,427	16,035,380
JGC Corp.	802,122	13,941,490
Komatsu Ltd.	608,064	15,847,460
Kubota Corp.	1,092,092	16,391,680
Nitto Denko Corp.	147,471	11,394,463
ORIX Corp.	1,183,036	17,506,978
Subaru Corp.	647,428	23,744,260
Sysmex Corp.	256,562	15,555,497
Tokyo Electron Ltd.	174,357	19,036,282
		190,287,414
MEXICO — 3.2%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	3,796,723	21,832,531
Wal-Mart de Mexico S.A.B. de C.V.(a)	753,373	17,350,180
		39,182,711
NETHERLANDS — 2.3%
Gemalto N.V.	219,316	12,254,931
Royal Dutch Shell PLC - Class B(a)	278,942	15,573,332
		27,828,263
PERU — 1.9%
Credicorp Ltd.	138,545	22,624,398

SINGAPORE — 1.5%
Singapore Telecommunications Ltd.	6,720,795	18,833,023

SOUTH AFRICA — 1.2%
MTN Group Ltd.	1,657,223	15,069,818

SPAIN — 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	2,647,296	20,531,088

SWEDEN — 4.2%
Sandvik A.B.	1,229,789	18,376,773
SKF A.B.(a)	947,608	18,810,019
Svenska Cellulosa A.B. SCA - Class B	435,392	14,042,238
		51,229,030
SWITZERLAND — 9.2%
ABB Ltd.	715,156	16,727,668
Adecco Group A.G.	273,359	19,416,485
Coca-Cola HBC A.G.*	560,870	14,481,998
Givaudan S.A.	8,066	14,526,369
Nestle S.A.(a)	205,286	15,786,494
Novartis A.G.(a)	177,838	13,208,028

Roche Holding A.G.	70,226	$17,933,324
		112,080,366
TAIWAN — 2.8%
Largan Precision Co., Ltd.	111,500	17,565,131
MediaTek, Inc.	2,325,930	16,481,007
		34,046,138
UNITED KINGDOM — 7.4%
Compass Group PLC	898,919	16,960,311
Diageo PLC(a)	144,136	16,659,239
Next PLC	252,780	13,680,902
Prudential PLC(a)	316,551	13,409,100
Reckitt Benckiser Group PLC	181,977	16,610,930
WPP PLC	614,678	13,491,805
		90,812,287
UNITED STATES — 3.8%
Aflac, Inc.	298,729	21,633,954
Mettler-Toledo International, Inc.*	33,866	16,218,766
Schlumberger Ltd.	109,268	8,533,831
		46,386,551

TOTAL COMMON STOCKS (Cost $852,369,577) — 97.2%		1,187,765,078

SHORT-TERM INVESTMENTS — 2.4%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.535%	29,000,000	29,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $29,000,000) — 2.4%		29,000,000

TOTAL INVESTMENTS (Cost $881,369,577) — 99.6%		1,216,765,078
Other assets less liabilities — 0.4%		5,366,651

TOTAL NET ASSETS — 100.0%		$1,222,131,729

(equivalent to $22.12 per share; unlimited shares of $1.00 par value capital shares authorized; 55,252,685 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS — 96.9%
BRAZIL — 3.1%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	38,600	$237,844
Hypermarcas S.A.	23,900	221,395
Lojas Renner S.A.	35,500	315,243
		774,482
CHINA — 11.8%
Haier Electronics Group Co., Ltd.	393,000	900,135
Hengan International Group Co., Ltd.	83,000	617,307
Tencent Holdings Ltd.	49,600	1,421,975
		2,939,417
INDIA — 23.8%
Amara Raja Batteries Ltd.	42,200	578,426
Asian Paints Ltd.	29,200	482,732
Bharti Airtel Ltd.	161,600	871,149
Blue Dart Express Ltd.	8,550	685,146
Castrol India Ltd.	101,600	676,551
Essel Propack Ltd.	60,800	222,517
HDFC Bank Ltd.(a)	11,500	865,030
ITC Ltd.	235,925	1,018,400
Pidilite Industries Ltd.	46,000	495,278
		5,895,229
INDONESIA — 5.0%
Kalbe Farma Tbk P.T.	3,779,500	436,789
United Tractors Tbk P.T.	406,800	808,990
		1,245,779
JORDAN — 1.4%
Hikma Pharmaceuticals PLC	14,459	358,848

KENYA — 3.4%
Safaricom Ltd.	4,854,800	847,589

MALAYSIA — 3.0%
7-Eleven Malaysia Holdings Bhd	2,054,100	742,642

MEXICO — 14.3%
Alsea S.A.B. de C.V.	244,500	814,769
Fomento Economico Mexicano S.A.B. de C.V.(a)	13,010	1,151,645
Fresnillo PLC	37,750	735,893
Grupo Lala S.A.B. de C.V.	199,900	362,702
Megacable Holdings S.A.B. de C.V.	124,862	483,914
		3,548,923
RUSSIA — 3.2%
Magnit PJSC	4,780	786,719

SOUTH AFRICA — 2.0%
Naspers Ltd. - N Shares	2,835	$489,183

SOUTH KOREA — 10.1%
NAVER Corp.	1,865	1,425,892
Samsung Electronics Co., Ltd.	580	1,068,407
		2,494,299
TAIWAN — 1.8%
Advantech Co., Ltd.	54,000	452,039

THAILAND — 3.1%
Mega Lifesciences PCL	985,600	760,084

TURKEY — 1.2%
Turk Traktor ve Ziraat Makineleri A.S.	13,728	308,781

UNITED STATES — 7.7%
Abbott Laboratories	12,200	541,802
Anadarko Petroleum Corp.	4,218	261,516
PriceSmart, Inc.	6,700	617,740
Schlumberger Ltd.	6,129	478,675
		1,899,733
VIETNAM — 2.0%
Vietnam Dairy Products JSC	78,253	492,800

TOTAL COMMON STOCKS (Cost $20,584,506) — 96.9%		24,036,547

TOTAL INVESTMENTS (Cost $20,584,506) — 96.9%		24,036,547
Other assets less liabilities — 3.1%		781,598

TOTAL NET ASSETS — 100.0%		$24,818,145

(equivalent to $10.94 per share; unlimited shares of $1.00 par value capital shares authorized; 2,269,564 shares outstanding)

JSC - Joint Stock Company
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
(a)	ADR - American Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 1.5%
Amcor Ltd.	14,010	$161,197

CANADA — 4.5%
Agnico Eagle Mines Ltd.(a)	1,201	50,970
Alimentation Couche-Tard, Inc. - Class B	1,865	84,254
Enbridge, Inc.(a)	3,432	143,595
Gildan Activewear, Inc.(a)	3,919	105,970
Lundin Mining Corp.	17,742	99,923
		484,712
CHINA — 2.1%
ANTA Sports Products Ltd.	33,736	93,331
Tencent Holdings Ltd.	4,820	138,184
		231,515
DENMARK — 1.7%
Genmab A/S*	554	106,691
Pandora A/S	693	76,718
		183,409
FINLAND — 0.9%
Amer Sports Oyj	4,282	96,749

FRANCE — 5.2%
AXA S.A.	8,156	211,035
BNP Paribas S.A.	3,379	225,038
Valeo S.A.	1,888	125,739
		561,812
GERMANY — 2.7%
Siemens A.G.	2,133	292,167

IRELAND — 1.5%
Ryanair Holdings PLC*(b)	1,998	165,794

JAPAN — 6.9%
Japan Tobacco, Inc.	4,000	129,992
Kao Corp.(b)	3,900	214,753
Komatsu Ltd.(b)	4,318	113,045
Sohgo Security Services Co., Ltd.	3,526	131,596
Sumitomo Mitsui Financial Group, Inc.	4,304	156,379
		745,765
SWEDEN — 1.3%
Indutrade A.B.	7,483	142,634

SWITZERLAND — 1.4%
Nestle S.A.(b)	1,948	$149,801

UNITED KINGDOM — 3.0%
Ashtead Group PLC	7,568	156,727
Whitbread PLC	3,284	162,842
		319,569
UNITED STATES — 66.6%
ABIOMED, Inc.*	1,146	143,479
Alaska Air Group, Inc.	1,653	152,440
Allergan PLC	934	223,151
Alphabet, Inc. - Class A*	248	210,254
Alphabet, Inc. - Class C*	151	125,263
Amazon.com, Inc.*	270	239,366
Apache Corp.	1,835	94,301
Apple, Inc.	2,127	305,565
Atmos Energy Corp.	1,635	129,149
Bank of America Corp.	4,657	109,859
Broadcom Ltd.	1,267	277,422
Camping World Holdings, Inc. - Class A	2,089	67,349
CF Industries Holdings, Inc.	3,106	91,161
Chevron Corp.	2,100	225,477
Citizens Financial Group, Inc.	6,978	241,090
Comerica, Inc.	1,646	112,883
CSRA, Inc.	6,954	203,683
DISH Network Corp. - Class A*	2,638	167,487
Dominion Resources, Inc.	2,188	169,723
DR Horton, Inc.	4,418	147,164
Ellie Mae, Inc.*	820	82,221
Facebook, Inc. - Class A*	1,414	200,859
General Electric Co.	7,289	217,212
HealthEquity, Inc.*	2,445	103,790
Home Depot, Inc.	1,612	236,690
Humana, Inc.	441	90,908
KeyCorp	9,347	166,190
Kraft Heinz Co.	2,097	190,428
Marsh & McLennan Cos., Inc.	2,770	204,675
Mettler-Toledo International, Inc.*	289	138,405
MGP Ingredients, Inc.	2,940	159,436
Micron Technology, Inc.*	2,676	77,336
Molina Healthcare, Inc.*	3,573	162,929
ON Semiconductor Corp.*	11,936	184,889
Perrigo Co. PLC	1,158	76,880
Philip Morris International, Inc.	2,620	295,798
Priceline Group, Inc.*	53	94,338
salesforce.com, Inc.*	1,166	96,183
Schlumberger Ltd.	1,766	137,925
Southwest Airlines Co.	3,559	191,332
T-Mobile US, Inc.*	1,771	114,389
U.S. Silica Holdings, Inc.	1,247	59,843
Verizon Communications, Inc.	2,500	121,875
Walgreens Boots Alliance, Inc.	1,216	100,989
Western Digital Corp.	1,099	90,700

Zoetis, Inc.	3,019	$161,124
		7,193,610

TOTAL COMMON STOCKS (Cost $8,712,006) — 99.3%		10,728,734

TOTAL INVESTMENTS (Cost $8,712,006) — 99.3%		10,728,734
Other assets less liabilities — 0.7%		78,518

TOTAL NET ASSETS — 100.0%		$10,807,252

(equivalent to $13.58 per share; unlimited shares of $1.00 par value capital shares authorized; 796,083 shares outstanding)

PLC - Public Limited Company
*	Non-income producing security.
(a)	Canadian security traded on U.S. stock exchange.
(b)	ADR - American Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.5%
CONSUMER DISCRETIONARY — 18.6%
Advance Auto Parts, Inc.	602	$89,252
AMC Entertainment Holdings, Inc. - Class A	9,704	305,191
Boyd Gaming Corp.*	10,360	228,023
Churchill Downs, Inc.	1,212	192,526
Comcast Corp. - Class A	5,179	194,679
Lions Gate Entertainment Corp. - Class B*	13,021	317,452
LKQ Corp.*	2,948	86,288
Newell Brands, Inc.	8,228	388,115
Nexstar Media Group, Inc. - Class A	2,909	204,066
Six Flags Entertainment Corp.	5,087	302,626
		2,308,218
CONSUMER STAPLES — 4.6%
Coty, Inc. - Class A	10,205	185,017
Hostess Brands, Inc.*	16,116	255,761
MGP Ingredients, Inc.	2,258	122,451
		563,229
FINANCIALS — 11.7%
BNC Bancorp	4,885	171,219
CME Group, Inc.	1,800	213,840
First Hawaiian, Inc.	7,145	213,779
Nasdaq, Inc.	3,936	273,355
PacWest Bancorp	3,536	188,327
S&P Global, Inc.	1,711	223,696
Western Alliance Bancorp*	3,388	166,317
		1,450,533
HEALTH CARE — 8.7%
Cooper Cos., Inc.	954	190,695
Edwards Lifesciences Corp.*	1,719	161,706
Hologic, Inc.*	7,772	330,699
Patheon N.V.*	2,043	53,813
Teleflex, Inc.	915	177,263
Tivity Health, Inc.*	2,281	66,377
Veeva Systems, Inc. - Class A*	1,872	95,996
		1,076,549
INDUSTRIALS — 13.0%
Advanced Disposal Services, Inc.*	8,412	190,111
Astec Industries, Inc.	2,452	150,786
Builders FirstSource, Inc.*	8,401	125,175
BWX Technologies, Inc.	6,788	323,109
Dycom Industries, Inc.*	1,687	156,807
Masonite International Corp.*	2,858	226,496
Mercury Systems, Inc.*	4,536	177,131

Wabtec Corp.	3,399	$265,122
		1,614,737
INFORMATION TECHNOLOGY — 33.8%
Ambarella, Inc.*	2,319	126,873
Amphenol Corp. - Class A	2,170	154,439
Analog Devices, Inc.	2,784	228,149
Avnet, Inc.	4,660	213,242
Belden, Inc.	2,762	191,103
Broadcom Ltd.	339	74,227
Cognex Corp.	2,086	175,120
EchoStar Corp. - Class A*	3,615	205,874
Euronet Worldwide, Inc.*	4,461	381,505
MACOM Technology Solutions Holdings, Inc.*	4,604	222,373
Maxim Integrated Products, Inc.	5,538	248,988
Microsemi Corp.*	6,703	345,406
ON Semiconductor Corp.*	26,241	406,473
PTC, Inc.*	3,398	178,565
ServiceNow, Inc.*	2,262	197,857
SS&C Technologies Holdings, Inc.	5,611	198,629
Trimble, Inc.*	7,100	227,271
Western Digital Corp.	2,065	170,424
Xperi Corp.	1,829	62,095
Zebra Technologies Corp. - Class A*	1,948	177,755
		4,186,368
MATERIALS — 5.7%
Albemarle Corp.	2,597	274,347
Berry Plastics Group, Inc.*	4,794	232,845
Summit Materials, Inc. - Class A*	7,861	194,245
		701,437
TELECOMMUNICATION SERVICES — 2.4%
T-Mobile US, Inc.*	4,665	301,312

TOTAL COMMON STOCKS (Cost $11,010,709) — 98.5%		12,202,383

TOTAL INVESTMENTS (Cost $11,010,709) — 98.5%		12,202,383
Other assets less liabilities — 1.5%		190,421

TOTAL NET ASSETS — 100.0%		$12,392,804

(equivalent to $12.67 per share; unlimited shares of $1.00 par value capital shares authorized; 978,452 shares outstanding)

*	Non-income producing security.

See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.7%
CONSUMER DISCRETIONARY — 14.0%
American Eagle Outfitters, Inc.	539,975	$7,575,849
Big Lots, Inc.	173,640	8,452,795
Brunswick Corp.	133,425	8,165,610
Cheesecake Factory, Inc.	163,925	10,386,288
Darden Restaurants, Inc.	118,400	9,906,528
DISH Network Corp. - Class A*	341,725	21,696,120
DR Horton, Inc.	206,775	6,887,675
Expedia, Inc.	67,500	8,516,475
Foot Locker, Inc.	37,300	2,790,413
Lear Corp.	52,775	7,471,885
Mohawk Industries, Inc.*	37,525	8,611,612
NVR, Inc.*	1,568	3,303,588
Panera Bread Co. - Class A*	24,018	6,289,594
Polaris Industries, Inc.	72,675	6,090,165
PulteGroup, Inc.	214,700	5,056,185
PVH Corp.	70,300	7,273,941
Royal Caribbean Cruises Ltd.(a)	102,600	10,066,086
Skechers U.S.A., Inc. - Class A*	281,125	7,716,881
Tenneco, Inc.	90,200	5,630,284
Texas Roadhouse, Inc.	140,069	6,237,273
Thor Industries, Inc.	201,174	19,338,857
Ulta Beauty, Inc.*	26,000	7,415,980
Vail Resorts, Inc.	55,825	10,712,817
		195,592,901
CONSUMER STAPLES — 3.8%
Casey's General Stores, Inc.	15,907	1,785,561
Clorox Co.	60,350	8,136,991
Conagra Brands, Inc.	242,325	9,775,390
Hormel Foods Corp.	299,550	10,373,416
JM Smucker Co.	26,725	3,503,113
Kroger Co.	171,425	5,055,323
Monster Beverage Corp.*	174,754	8,068,392
Tyson Foods, Inc. - Class A	103,625	6,394,699
		53,092,885
ENERGY — 4.6%
Oceaneering International, Inc.	411,816	11,151,977
Parsley Energy, Inc. - Class A*	273,825	8,902,051
Patterson-UTI Energy, Inc.	254,175	6,168,827
Pioneer Natural Resources Co.	75,647	14,087,741
RPC, Inc.	313,925	5,747,967
TechnipFMC PLC*(a)	405,400	13,175,500
U.S. Silica Holdings, Inc.	114,425	5,491,256
		64,725,319
FINANCIALS — 13.6%
Affiliated Managers Group, Inc.	35,093	5,753,146

Arch Capital Group Ltd.*(a)	141,775	$13,436,017
Axis Capital Holdings Ltd.(a)	183,703	12,313,612
CBOE Holdings, Inc.	108,421	8,789,690
Citizens Financial Group, Inc.	1,057,717	36,544,122
Comerica, Inc.	217,225	14,897,291
KeyCorp	761,900	13,546,582
Lincoln National Corp.	123,750	8,099,438
MarketAxess Holdings, Inc.	36,800	6,899,632
S&P Global, Inc.	105,900	13,845,366
SunTrust Banks, Inc.	334,275	18,485,407
T. Rowe Price Group, Inc.	86,221	5,875,961
Unum Group	184,450	8,648,861
White Mountains Insurance Group Ltd.(a)	12,150	10,690,542
XL Group Ltd.(a)	278,750	11,110,975
		188,936,642
HEALTH CARE — 8.9%
ABIOMED, Inc.*	267,325	33,469,090
Alkermes PLC*(a)	130,500	7,634,250
athenahealth, Inc.*	32,875	3,704,684
BioMarin Pharmaceutical, Inc.*	75,275	6,607,639
Cooper Cos., Inc.	43,275	8,650,240
DaVita, Inc.*	76,700	5,213,299
Edwards Lifesciences Corp.*	78,425	7,377,440
Hologic, Inc.*	225,325	9,587,579
Humana, Inc.	33,662	6,939,084
Incyte Corp.*	67,275	8,992,649
Ionis Pharmaceuticals, Inc.*	150,775	6,061,155
Molina Healthcare, Inc.*	186,647	8,511,103
NuVasive, Inc.*	132,000	9,857,760
Universal Health Services, Inc. - Class B	8,675	1,079,604
		123,685,576
INDUSTRIALS — 12.6%
Acuity Brands, Inc.	21,376	4,360,704
AGCO Corp.	85,000	5,115,300
Alaska Air Group, Inc.	104,975	9,680,795
AMERCO	22,725	8,662,543
BWX Technologies, Inc.	291,300	13,865,880
Hexcel Corp.	182,225	9,940,374
Huntington Ingalls Industries, Inc.	64,475	12,910,474
ManpowerGroup, Inc.	86,800	8,903,076
Masco Corp.	208,075	7,072,469
Norfolk Southern Corp.	98,875	11,071,034
Old Dominion Freight Line, Inc.	62,800	5,373,796
Orbital ATK, Inc.	83,850	8,217,300
Parker-Hannifin Corp.	58,075	9,310,584
Robert Half International, Inc.	188,500	9,204,455
Rockwell Automation, Inc.	55,600	8,657,476
Southwest Airlines Co.	224,025	12,043,584
Textron, Inc.	215,059	10,234,658
United Rentals, Inc.*	80,550	10,072,777
Xylem, Inc.	222,625	11,180,227
		175,877,506

INFORMATION TECHNOLOGY — 21.4%
Activision Blizzard, Inc.	188,225	$9,384,899
Ambarella, Inc.*(a)	128,350	7,022,029
Analog Devices, Inc.	68,325	5,599,234
Applied Materials, Inc.	238,175	9,265,008
Arista Networks, Inc.*	94,750	12,532,583
Aspen Technology, Inc.*	153,075	9,019,179
Computer Sciences Corp.	529,300	36,526,993
CSRA, Inc.	448,080	13,124,263
eBay, Inc.*	522,050	17,525,218
Electronic Arts, Inc.*	101,450	9,081,804
Ellie Mae, Inc.*	65,175	6,535,097
Fiserv, Inc.*	150,850	17,394,514
FLIR Systems, Inc.	96,100	3,486,508
Harris Corp.	115,300	12,829,431
IAC/InterActiveCorp*	84,475	6,227,497
IPG Photonics Corp.*	94,900	11,454,430
Jack Henry & Associates, Inc.	129,600	12,065,760
Lam Research Corp.	89,875	11,536,355
Match Group, Inc.*	398,725	6,511,179
Micron Technology, Inc.*	413,575	11,952,318
NVIDIA Corp.	21,625	2,355,611
ON Semiconductor Corp.*	459,100	7,111,459
Palo Alto Networks, Inc.*	60,150	6,777,702
Science Applications International Corp.	90,983	6,769,135
ServiceNow, Inc.*	90,900	7,951,023
Skyworks Solutions, Inc.	145,778	14,283,328
Take-Two Interactive Software, Inc.*	146,275	8,669,719
Western Digital Corp.	84,525	6,975,848
Xilinx, Inc.	138,425	8,013,423
		297,981,547
MATERIALS — 6.5%
Albemarle Corp.	86,900	9,180,116
Celanese Corp.	124,600	11,195,310
CF Industries Holdings, Inc.	341,171	10,013,369
Martin Marietta Materials, Inc.	53,623	11,703,220
Newmont Mining Corp.	456,300	15,039,648
Silver Wheaton Corp.(a)	134,975	2,812,879
Steel Dynamics, Inc.	264,900	9,207,924
Vulcan Materials Co.	75,575	9,105,276
Westlake Chemical Corp.	181,350	11,978,167
		90,235,909
REAL ESTATE — 7.9%
Cousins Properties, Inc. REIT	844,300	6,982,361
EPR Properties REIT	256,950	18,919,228
Host Hotels & Resorts, Inc. REIT	735,500	13,724,430
Lamar Advertising Co. - Class A REIT	245,530	18,350,912
National Retail Properties, Inc. REIT	241,625	10,539,682
Omega Healthcare Investors, Inc. REIT	203,723	6,720,822
Outfront Media, Inc. REIT	630,639	16,743,465
Public Storage REIT	42,450	9,292,730

Senior Housing Properties Trust REIT	471,294	$9,543,704
		110,817,334
UTILITIES — 5.4%
American Water Works Co., Inc.	240,425	18,697,852
Atmos Energy Corp.	401,074	31,680,835
ONE Gas, Inc.	138,906	9,390,046
Xcel Energy, Inc.	334,850	14,884,083
		74,652,816

TOTAL COMMON STOCKS (Cost $1,144,921,140) — 98.7%		1,375,598,435

SHORT-TERM INVESTMENTS — 1.5%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.535%	21,000,000	21,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $21,000,000) — 1.5%		21,000,000

TOTAL INVESTMENTS (Cost $1,165,921,140) — 100.2%		1,396,598,435
Liabilities less other assets — (0.2)%		(3,166,081)

TOTAL NET ASSETS — 100.0%		$1,393,432,354

(equivalent to $17.47 per share; unlimited shares of $1.00 par value capital shares authorized; 79,753,692 shares outstanding)

PLC - Public Limited Company
REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.6%
CONSUMER DISCRETIONARY — 14.5%
Camping World Holdings, Inc. - Class A	26,900	$867,256
Cheesecake Factory, Inc.	50,600	3,206,016
Cracker Barrel Old Country Store, Inc.	36,500	5,812,625
G-III Apparel Group Ltd.*	43,600	954,404
Installed Building Products, Inc.*	50,800	2,679,700
iRobot Corp.*	97,300	6,435,422
Lindblad Expeditions Holdings, Inc.*	147,600	1,322,496
Monro Muffler Brake, Inc.	86,900	4,527,490
Thor Industries, Inc.	61,931	5,953,427
		31,758,836
CONSUMER STAPLES — 1.3%
Performance Food Group Co.*	125,700	2,991,660

ENERGY — 0.8%
Geospace Technologies Corp.*	57,060	926,084
Gulfport Energy Corp.*	44,600	766,674
		1,692,758
FINANCIALS — 10.1%
BofI Holding, Inc.*	61,600	1,609,608
CNO Financial Group, Inc.	199,200	4,083,600
Cohen & Steers, Inc.	98,126	3,922,096
Financial Engines, Inc.	35,200	1,532,960
Hilltop Holdings, Inc.	112,300	3,084,881
LendingTree, Inc.*	42,900	5,377,515
PRA Group, Inc.*	72,910	2,416,967
		22,027,627
HEALTH CARE — 25.9%
Acorda Therapeutics, Inc.*	45,800	961,800
Air Methods Corp.*	57,000	2,451,000
Akorn, Inc.*	136,800	3,294,144
AMN Healthcare Services, Inc*	76,400	3,101,840
BioTelemetry, Inc.*	80,100	2,318,895
Bruker Corp.	161,300	3,763,129
Cambrex Corp.*	68,200	3,754,410
Genomic Health, Inc.*	66,200	2,084,638
HealthEquity, Inc.*	74,600	3,166,770
HMS Holdings Corp.*	131,800	2,679,494
ICU Medical, Inc.*	39,645	6,053,791
Impax Laboratories, Inc.*	86,400	1,092,960
Molina Healthcare, Inc.*	58,400	2,663,040
Omnicell, Inc.*	141,200	5,739,780
PRA Health Sciences, Inc.*	62,900	4,102,967
Supernus Pharmaceuticals, Inc.*	153,000	4,788,900
U.S. Physical Therapy, Inc.	69,750	4,554,675
		56,572,233

INDUSTRIALS — 13.1%
Aegion Corp.*	131,100	$3,003,501
Albany International Corp. - Class A	53,300	2,454,465
Chart Industries, Inc.*	42,700	1,491,938
Dycom Industries, Inc.*	51,800	4,814,810
Healthcare Services Group, Inc.	58,000	2,499,220
Insperity, Inc.	29,700	2,632,905
Proto Labs, Inc.*	51,700	2,641,870
Radiant Logistics, Inc.*	247,200	1,236,000
Teledyne Technologies, Inc.*	35,600	4,501,976
Triumph Group, Inc.	29,000	746,750
WageWorks, Inc.*	36,300	2,624,490
		28,647,925
INFORMATION TECHNOLOGY — 29.1%
Acxiom Corp.*	41,000	1,167,270
ADTRAN, Inc.	78,600	1,630,950
Ambarella, Inc.*(a)	59,500	3,255,245
BroadSoft, Inc.*	135,900	5,463,180
Cognex Corp.	52,100	4,373,795
Descartes Systems Group, Inc.*(a)	105,800	2,422,820
Electronics For Imaging, Inc.*	75,100	3,667,133
Entegris, Inc.*	94,300	2,206,620
Envestnet, Inc.*	78,100	2,522,630
ePlus, Inc.*	41,200	5,564,060
II-VI, Inc.*	161,300	5,814,865
j2 Global, Inc.	66,400	5,571,624
Jack Henry & Associates, Inc.	56,500	5,260,150
Pegasystems, Inc.	86,200	3,779,870
Semtech Corp.*	130,500	4,410,900
Stratasys Ltd.*(a)	65,645	1,345,066
Veeco Instruments, Inc.*	117,900	3,519,315
Virtusa Corp.*	55,900	1,689,298
		63,664,791
MATERIALS — 2.3%
Balchem Corp.	47,300	3,898,466
Carpenter Technology Corp.	30,500	1,137,650
		5,036,116
REAL ESTATE — 1.5%
CareTrust REIT, Inc.	98,200	1,651,724
QTS Realty Trust, Inc. - Class A REIT	32,700	1,594,125
		3,245,849

TOTAL COMMON STOCKS (Cost $146,328,443) — 98.6%		215,637,795

TOTAL INVESTMENTS (Cost $146,328,443) — 98.6%	$215,637,795
Other assets less liabilities — 1.4%	2,994,834

TOTAL NET ASSETS — 100.0%	$218,632,629

(equivalent to $24.83 per share; unlimited shares of $1.00 par value capital shares authorized; 8,804,254 shares outstanding)

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 6.4%
Ally Auto Receivables Trust Series 2016-2, Class A2, 1.170%, 10/15/18(a)	$174,326	$174,319
AmeriCredit Automobile Receivables Trust
Series 2015-1, Class A3, 1.260%, 11/8/19(a)	241,676	241,579
Series 2016-4, Class A2A, 1.340%, 4/8/20(a)	135,000	134,910
Bank of The West Auto Trust
Series 2014-1, Class A3, 1.090%, 3/15/19(a)(b)	66,572	66,547
Series 2015-1, Class A3, 1.310%, 10/15/19(a)(b)	561,181	560,779
Carmax Auto Owner Trust Series 2016-3, Class A2, 1.170%, 8/15/19(a)	443,012	442,698
Chase Issuance Trust Series 2016-A7, Class A7, 1.060%, 9/16/19(a)	435,000	434,644
Ford Credit Auto Owner Trust Series 2015-A, Class A3, 1.280%, 9/15/19(a)	142,009	141,937
GMACM Home Equity Loan Trust Series 2003-HE1, Class A3, 1.278%, 4/25/33(a)(c)	150,409	143,012
GSAA Trust Series 2006-S1, Class 1A1, 1.302%, 1/25/37(a)(c)	241,707	78,271
Huntington Auto Trust Series 2015-1, Class A3, 1.240%, 9/16/19(a)	375,204	374,797
Hyundai Auto Receivables Trust Series 2016-A, Class A2A, 1.210%, 6/17/19(a)	238,757	238,501
Nissan Auto Receivables Owner Trust Series 2014-A, Class A3, 0.720%, 8/15/18(a)	44,166	44,135
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 1.602%, 1/25/36(a)(b)(c)	30,330	29,417
SLM Student Loan Trust Series 2005-10, Class A4, 1.148%, 10/25/19(a)(c)	13,094	13,085

TOTAL ASSET-BACKED SECURITIES (Cost $3,107,973) — 6.4%		3,118,631

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.6%
Banc of America Commercial Mortgage Trust Series 2016-UB10, Class A1, 1.559%, 7/15/49(a)	173,162	171,712
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18, Class A1A, 5.602%, 6/11/50(a)	68,730	69,877
Series 2007-PW17, Class A4, 5.694%, 6/11/50(a)(c)	144,659	145,687
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A1, 1.199%, 3/10/47(a)	30,798	30,773
Series 2016-C1, Class A1, 1.506%, 5/10/49(a)	405,884	401,146
COMM Mortgage Trust
Series 2013-CR6, Class A2, 2.122%, 3/10/46(a)	95,000	95,386
Series 2013-LC13, Class A1, 1.309%, 8/10/46(a)	39,548	39,499
Series 2014-CR15, Class A1, 1.218%, 2/10/47(a)	48,794	48,664
Series 2014-CR16, Class A1, 1.445%, 4/10/47(a)	48,234	48,150
DBJPM Mortgage Trust Series 2016-C1, Class A1, 1.676%, 5/10/49(a)	85,278	84,660
GS Mortgage Securities Trust Series 2014-GC22, Class A1, 1.290%, 6/10/47(a)	78,504	78,204
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-CBM, Class A, 1.812%, 10/15/29(b)(c)	460,000	460,000
JPMBB Commercial Mortgage Securities Trust Series 2016-C1, Class A1, 1.695%, 3/15/49(a)	374,116	371,809

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class A1, 1.591%, 10/15/48(a)	$217,520	$214,508
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A1, 0.802%, 4/10/46(a)	54,626	54,420
Series 2013-C6, Class A2, 2.067%, 4/10/46(a)	170,000	170,015
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class A1, 1.679%, 11/15/48(a)	231,317	230,575
Series 2016-C34, Class A1, 1.423%, 6/15/49(a)	138,131	136,452
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A1, 0.673%, 11/15/45(a)	3,928	3,925
Series 2013-UBS1, Class A2, 2.927%, 3/15/46(a)	130,000	131,998
Series 2013-C14, Class A1, 0.836%, 6/15/46(a)	11,041	11,031
Series 2013-C17, Class A1, 1.154%, 12/15/46(a)	209,998	209,296

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,222,837) — 6.6%		3,207,787

CORPORATE BONDS — 38.1%
AIG Global Funding 1.900%, 10/6/21(b)	240,000	231,209
Ally Financial, Inc. 3.250%, 2/13/18	105,000	105,688
American Airlines 2013-2 Class A Pass-Through Trust 4.950%, 7/15/24	152,235	161,922
American Express Credit Corp.
2.125%, 3/18/19	300,000	301,472
2.600%, 9/14/20(a)	170,000	171,800
American Honda Finance Corp.
1.500%, 3/13/18	105,000	105,046
1.200%, 7/12/19	265,000	261,434
1.700%, 9/9/21	230,000	222,847
American International Group, Inc.
5.850%, 1/16/18	265,000	273,432
6.400%, 12/15/20	80,000	90,548
AT&T, Inc. 2.450%, 6/30/20(a)	310,000	309,978
Bank of America Corp.
1.700%, 8/25/17	240,000	240,372
5.625%, 7/1/20	200,000	219,348
Bank of America N.A. 1.750%, 6/5/18	55,000	55,140
BB&T Corp. 2.250%, 2/1/19(a)	480,000	483,284
BP Capital Markets PLC 1.375%, 5/10/18	145,000	144,603
Capital One N.A. 1.850%, 9/13/19(a)	230,000	227,868
Caterpillar Financial Services Corp.
1.700%, 6/16/18	260,000	260,100
1.900%, 3/22/19	120,000	120,023
2.100%, 1/10/20	170,000	170,240
Chevron Corp.
1.561%, 5/16/19	280,000	279,078
1.961%, 3/3/20(a)	130,000	129,904
Citigroup, Inc.
1.850%, 11/24/17	175,000	175,305
2.500%, 9/26/18	205,000	206,833
2.050%, 12/7/18	420,000	420,767
ConocoPhillips Co. 1.500%, 5/15/18	395,000	394,204
Credit Suisse A.G. 1.375%, 5/26/17	240,000	239,192

Daimler Finance North America, LLC
1.375%, 8/1/17(b)	$220,000	$219,974
1.500%, 7/5/19(b)	195,000	192,246
1.750%, 10/30/19(b)	150,000	148,412
Danone S.A. 1.691%, 10/30/19(b)	315,000	310,800
Deutsche Telekom International Finance B.V. 2.225%, 1/17/20(b)	305,000	304,157
ERAC USA Finance, LLC 6.375%, 10/15/17(b)	330,000	337,821
Ford Motor Credit Co., LLC
2.021%, 5/3/19	245,000	243,825
1.897%, 8/12/19	280,000	277,332
2.681%, 1/9/20	465,000	468,310
General Mills, Inc. 1.400%, 10/20/17	125,000	125,059
General Motors Financial Co., Inc. 2.400%, 5/9/19	480,000	481,033
Goldman Sachs Group, Inc.
2.900%, 7/19/18	105,000	106,360
2.625%, 1/31/19	555,000	561,259
2.000%, 4/25/19(a)	110,000	109,797
ING Bank N.V.
1.650%, 8/15/19(b)	350,000	345,646
2.500%, 10/1/19(b)	200,000	201,153
IPALCO Enterprises, Inc. 5.000%, 5/1/18(a)	240,000	246,600
Jersey Central Power & Light Co. 5.650%, 6/1/17	316,000	317,918
JPMorgan Chase & Co.
1.625%, 5/15/18	50,000	49,985
2.350%, 1/28/19	555,000	560,900
6.300%, 4/23/19	85,000	92,332
Kraft Heinz Foods Co. 2.800%, 7/2/20(a)	325,000	329,426
MassMutual Global Funding II 1.550%, 10/11/19(b)	240,000	237,097
MetLife, Inc. 1.756%, 12/15/17	755,000	755,036
Metropolitan Life Global Funding I 1.550%, 9/13/19(b)	150,000	148,304
Morgan Stanley 2.800%, 6/16/20	280,000	283,396
New York Life Global Funding
1.450%, 12/15/17(b)	215,000	215,009
1.300%, 4/27/18(b)	180,000	179,557
1.700%, 9/14/21(b)	235,000	228,128
NextEra Energy Capital Holdings, Inc. 1.649%, 9/1/18	160,000	159,525
Nissan Motor Acceptance Corp. 1.550%, 9/13/19(b)	185,000	182,394
Noble Holding International Ltd. 5.750%, 3/16/18	90,000	91,350
Norfolk Southern Corp. 3.250%, 12/1/21(a)	115,000	118,121
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	55,197	60,993
Philip Morris International, Inc. 1.625%, 2/21/19	240,000	239,149
PNC Bank N.A. 1.850%, 7/20/18(a)	275,000	275,603

Pricoa Global Funding I 1.450%, 9/13/19(b)	$240,000	$236,970
Principal Life Global Funding II 1.500%, 9/11/17(b)	255,000	254,975
Protective Life Global Funding 1.555%, 9/13/19(b)	465,000	457,569
PSEG Power, LLC 2.450%, 11/15/18(a)	245,000	246,512
Southern Power Co. 1.500%, 6/1/18	230,000	229,505
Teva Pharmaceutical Finance Netherlands III B.V. 1.700%, 7/19/19	195,000	192,777
Toyota Motor Credit Corp. 1.700%, 2/19/19	280,000	280,471
UBS A.G. 5.875%, 12/20/17	145,000	149,394
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	68,547	72,660
Union Pacific Railroad Co. 2005 Pass-Through Trust 5.082%, 1/2/29	93,479	101,261
Verizon Communications, Inc.
3.650%, 9/14/18	355,000	364,620
3.125%, 3/16/22	120,000	120,646
Walgreens Boots Alliance, Inc. 1.750%, 5/30/18	235,000	235,286
Wells Fargo Bank N.A. 1.750%, 5/24/19	470,000	468,516

TOTAL CORPORATE BONDS (Cost $18,659,694) — 38.1%		18,616,806

MORTGAGE-BACKED SECURITIES — 29.2%
Fannie Mae Pool
3.860%, 3/1/18	306,021	309,582
3.735%, 6/1/18	352,032	356,423
4.506%, 6/1/19	730,000	739,791
2.348%, 10/1/22	185,837	188,217
2.000%, 9/1/23	271,124	272,567
Fannie Mae REMICS
Series 2011-6, Class BA, 2.750%, 6/25/20	24,628	24,857
Series 2011-143, Class AC, 1.750%, 4/25/21	154,204	154,532
Series 2011-145, Class A, 1.750%, 6/25/21	170,614	170,853
Series 2011-141, Class EA, 1.750%, 7/25/21	128,167	128,252
Series 2011-143, Class M, 1.750%, 1/25/22	90,252	90,192
Series 2008-76, Class GF, 1.632%, 9/25/23(c)	15,492	15,504
Series 2013-136, Class KA, 2.000%, 5/25/25	162,003	162,215
Series 2011-122, Class A, 3.000%, 12/25/25	92,516	93,989
Series 2011-88, Class AB, 2.500%, 9/25/26	69,913	70,241
Fannie Mae-Aces
Series 2014-M13, Class ASQ2, 1.637%, 11/25/17	657,903	658,427
Series 2014-M6, Class FA, 1.070%, 12/25/17(c)	36,033	36,035
Series 2012-M9, Class ASQ2, 1.513%, 12/25/17	679,186	679,249
Series 2013-M4, Class ASQ2, 1.451%, 2/25/18	119,370	119,278
Series 2015-M7, Class ASQ1, 0.882%, 4/25/18	35,402	35,347
Series 2015-M7, Class ASQ2, 1.550%, 4/25/18	275,000	274,761
Series 2013-M13, Class A, 1.600%, 5/25/18	191,911	191,768
Series 2015-M15, Class ASQ1, 0.849%, 1/25/19	101,504	101,342
Series 2016-M6, Class ASQ2, 1.785%, 6/25/19	1,070,000	1,070,299
Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	195,037	195,086
Series 2016-M1, Class ASQ1, 1.374%, 2/25/21(a)	114,461	113,821
Series 2013-M5, Class ASQ4, 1.919%, 1/25/22	276,533	274,231
Series 2012-M2, Class A1, 1.824%, 2/25/22	566,613	567,042
Series 2016-M3, Class ASQ1, 1.468%, 2/25/23	462,500	453,694

Series 2016-M7, Class AV1, 1.557%, 10/25/23	$254,863	$250,541
Freddie Mac Gold Pool 3.000%, 7/1/24	256,779	264,080
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K502, Class A2, 1.426%, 8/25/17(a)	87,489	87,490
Series KP03, Class A2, 1.780%, 7/25/19(a)	2,875,000	2,856,623
Series K504, Class A1, 1.680%, 10/25/19(a)	207,488	207,402
Series K007, Class A1, 3.342%, 12/25/19(a)	33,304	33,574
Series KP02, Class A1, 1.329%, 1/25/20(a)(c)	292,316	292,006
Series K009, Class A1, 2.757%, 5/25/20(a)	143,060	143,819
Series KF15, Class A, 1.449%, 2/25/23(a)(c)	704,534	708,055
Freddie Mac REMICS
Series 4350, Class CA, 2.000%, 10/15/19(a)	75,399	75,716
Series 3836, Class MC, 2.000%, 5/15/20(a)	39,853	39,871
Series 4383, Class JC, 2.000%, 5/15/23(a)	110,563	110,884
Series 4399, Class A, 2.500%, 7/15/24(a)	62,336	62,625
Series 3939, Class WB, 3.000%, 10/15/25(a)	306,497	310,334
Series 4060, Class QA, 1.500%, 9/15/26(a)	576,963	564,853
Series 4083, Class DC, 1.500%, 7/15/27(a)	314,545	307,992
Series 3768, Class DE, 2.250%, 11/15/28(a)	31,283	31,327
Series 4302, Class AB, 1.750%, 11/15/29(a)	289,399	287,685
Series 2764, Class UE, 5.000%, 10/15/32(a)	24,386	24,843
Government National Mortgage Association Series 2014-18, Class HJ, 3.000%, 7/20/36(a)	27,201	27,345

TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,355,011) — 29.2%		14,234,660

U.S. GOVERNMENT AND AGENCIES — 17.6%
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 1.208%, 12/7/20(a)(c)	375,742	375,741
United States Treasury Note
1.000%, 5/31/18	3,900,000	3,894,517
1.625%, 4/30/19	780,000	785,393
1.375%, 12/15/19	3,555,000	3,548,334

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $8,608,864) — 17.6%		8,603,985

SHORT-TERM INVESTMENTS — 1.8%
UMB Money Market Fiduciary, 0.010%	883,764	883,764

TOTAL SHORT-TERM INVESTMENTS (Cost $883,764) — 1.8%		883,764

TOTAL INVESTMENTS (Cost $48,838,143) — 99.7%		48,665,633
Other assets less liabilities — 0.3%		142,541

TOTAL NET ASSETS — 100.0%		$48,808,174

(equivalent to $10.03 per share; unlimited shares of $1.00 par value capital shares authorized; 4,865,285 shares outstanding)

LLC - Limited Liability Company
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)
Rule 144A restricted security. Total value of these securities is $5,548,164 which represents 11.4% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	Variable, floating, or step rate security (presented at the current rate as of period end).

See accompanying Notes to Schedules of Investments.

SCOUT CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 2.0%
Hertz Vehicle Financing II LP Series 2015-2A, Class A, 2.020%, 9/25/19(a)(b)	$1,155,000	$1,149,540
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A2A, 1.110%, 3/15/19(a)(c)	1,656,951	1,656,007
USAA Auto Owner Trust Series 2016-1, Class A2, 1.070%, 3/15/19(a)(c)	1,140,000	1,138,984

TOTAL ASSET-BACKED SECURITIES (Cost $3,951,608) — 2.0%		3,944,531

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.865%, 1/10/48(a)	1,435,000	1,491,215
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.949%, 8/10/45(a)(d)	611,825	611,193
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class A3, 3.211%, 10/15/48(a)	1,090,000	1,094,748
Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4, 5.942%, 6/11/49(a)(c)(d)	302,128	304,015
Morgan Stanley Re-REMIC Trust Series 2010-GG10, Class A4A, 5.949%, 8/15/45(a)(b)(c)(d)	148,057	147,856
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.726%, 8/10/49(a)(c)	24,630	24,621
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	94,919	94,840

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,840,518) — 1.9%		3,768,488

CORPORATE BONDS — 21.8%
Abbott Laboratories
2.350%, 11/22/19	850,000	853,523
3.750%, 11/30/26(a)	520,000	519,346
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	553,271	589,234
American Airlines 2013-1 Class A Pass-Through Trust 4.000%, 1/15/27	771,959	796,739
American Express Credit Corp.
1.700%, 10/30/19(a)	750,000	745,432
2.600%, 9/14/20(a)	1,105,000	1,116,700
American International Group, Inc. 6.400%, 12/15/20	730,000	826,250
AT&T, Inc.
3.800%, 3/1/24(a)	330,000	335,072
4.250%, 3/1/27(a)	495,000	500,484
Bank of America Corp. 3.500%, 4/19/26	595,000	586,747
Bank of America N.A.
1.750%, 6/5/18	1,570,000	1,574,005
2.050%, 12/7/18	390,000	392,120
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust 6.462%, 1/15/21	295,759	318,680

Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust 4.575%, 1/15/21	$436,991	$454,471
Capital One N.A.
1.650%, 2/5/18(a)	935,000	934,843
2.350%, 8/17/18(a)	740,000	744,661
Citigroup, Inc.
1.800%, 2/5/18	1,715,000	1,715,882
2.150%, 7/30/18	745,000	747,559
ConocoPhillips Co. 3.350%, 5/15/25(a)	1,150,000	1,154,278
Credit Suisse A.G. 1.750%, 1/29/18(e)	1,095,000	1,095,817
CSX Transportation, Inc. 6.251%, 1/15/23	543,833	617,250
Daimler Finance North America, LLC
2.000%, 8/3/18(b)	1,330,000	1,333,143
1.750%, 10/30/19(b)	780,000	771,742
2.300%, 1/6/20(b)	1,065,000	1,067,412
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	656,169	757,875
Ford Motor Credit Co., LLC
2.145%, 1/9/18	1,345,000	1,348,418
2.875%, 10/1/18	2,415,000	2,443,579
2.551%, 10/5/18	775,000	781,153
JPMorgan Chase & Co.
2.750%, 6/23/20(a)	605,000	612,890
2.550%, 3/1/21(a)	710,000	710,944
1.656%, 3/9/21(a)(d)	1,880,000	1,872,048
Manufacturers & Traders Trust Co. 1.400%, 7/25/17(a)(c)	1,030,000	1,029,346
McDonald's Corp. 2.100%, 12/7/18	575,000	578,507
Metropolitan Life Global Funding I 1.350%, 9/14/18(b)	1,985,000	1,977,137
New York Life Global Funding 1.450%, 12/15/17(b)(c)	925,000	925,040
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	396,730	438,387
Philip Morris International, Inc. 2.000%, 2/21/20	1,410,000	1,406,482
Reliance Standard Life Global Funding II 2.500%, 1/15/20(b)	690,000	689,622
UBS A.G. 1.800%, 3/26/18(e)	1,550,000	1,551,100
Union Pacific Railroad Co. 2004 Pass-Through Trust 5.404%, 7/2/25	665,749	710,212
Union Pacific Railroad Co. 2005 Pass-Through Trust 5.082%, 1/2/29	1,116,401	1,209,351
Union Pacific Railroad Co. 2006 Pass-Through Trust 5.866%, 7/2/30	571,311	642,400
UnitedHealth Group, Inc. 1.900%, 7/16/18	755,000	758,291
Wells Fargo & Co.
2.600%, 7/22/20	1,195,000	1,206,816
2.269%, 10/31/23(a)(d)	1,795,000	1,827,926

TOTAL CORPORATE BONDS (Cost $42,869,199) — 21.8%		43,268,914

MORTGAGE-BACKED SECURITIES — 33.3%
Fannie Mae Pool
3.170%, 8/1/18	$1,396,286	$1,418,142
3.330%, 7/1/20	484,747	497,504
3.330%, 10/1/20	1,194,491	1,240,995
3.230%, 11/1/20	1,271,511	1,317,822
2.500%, 9/1/22	532,622	540,372
2.000%, 1/1/23	487,814	490,400
2.160%, 1/1/23	3,505,827	3,462,484
2.000%, 3/1/23	199,244	200,306
2.000%, 4/1/23	191,648	192,669
2.000%, 5/1/23	549,834	552,763
4.000%, 4/1/24	230,053	242,097
2.500%, 7/1/25	580,905	589,373
2.500%, 3/1/26	322,555	326,577
2.000%, 7/1/26	5,229,440	5,257,386
4.500%, 1/1/27(c)	363,629	372,930
2.100%, 12/1/27	1,105,531	1,064,755
4.550%, 10/1/33	891,672	891,824
5.970%, 1/1/40	342,505	379,552
5.970%, 1/1/40	182,669	207,373
5.100%, 12/1/40	288,519	317,971
3.000%, 5/15/43(f)	20,895,000	20,672,991
2.500%, 5/15/47(f)	1,770,000	1,683,826
Fannie Mae REMICS Series 2008-76, Class GF, 1.632%, 9/25/23(d)	79,386	79,447
Fannie Mae-Aces
Series 2015-M7, Class ASQ1, 0.882%, 4/25/18(c)	169,426	169,160
Series 2015-M7, Class ASQ2, 1.550%, 4/25/18	685,000	684,403
Series 2013-M14, Class A, 1.700%, 8/25/18	1,384,269	1,382,444
Series 2015-M15, Class ASQ1, 0.849%, 1/25/19(c)	401,986	401,347
Series 2012-M8, Class AB2, 2.305%, 5/25/22	419,354	413,998
Series 2016-M2, Class ABV2, 2.131%, 1/25/23	789,698	774,501
Series 2016-M3, Class ASQ2, 2.263%, 2/25/23	1,080,000	1,057,203
Series 2014-M1, Class A1, 2.325%, 7/25/23(d)	615,563	618,553
Series 2016-M7, Class AV2, 2.157%, 10/25/23	2,495,000	2,426,752
Series 2014-M13, Class AB2, 2.951%, 8/25/24(d)	757,732	749,567
Series 2015-M11, Class A1, 2.097%, 4/25/25	948,120	932,377
Series 2016-M6, Class AB2, 2.395%, 5/25/26	1,005,000	938,251
Freddie Mac Gold Pool
4.500%, 8/1/18(c)	442,213	452,804
4.500%, 8/1/18(c)	645,222	660,675
4.500%, 8/1/20(c)	3,052,983	3,126,102
Freddie Mac Multifamily Structured Pass-Through Certificates
Series KF15, Class A, 1.449%, 2/25/23(a)(d)	2,546,133	2,558,856
Series KF17, Class A, 1.329%, 3/25/23(a)(d)	1,618,664	1,624,235
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	89,089	90,613
Series 4233, Class MD, 1.750%, 3/15/25(a)	268,887	268,960
Ginnie Mae I Pool
2.140%, 8/15/23	773,621	757,870
2.730%, 6/15/32	3,902,470	3,768,479

TOTAL MORTGAGE-BACKED SECURITIES (Cost $65,892,555) — 33.3%		65,856,709

U.S. GOVERNMENT AND AGENCIES — 48.0%
United States Treasury Bond
2.250%, 8/15/46	8,990,000	7,608,489
3.000%, 2/15/47	7,895,000	7,866,933
United States Treasury Note
0.750%, 12/31/17(c)	7,910,000	7,893,935
0.875%, 4/15/19	2,280,000	2,261,475
1.375%, 9/30/20	11,670,000	11,553,300
1.250%, 10/31/21	25,160,000	24,455,319
1.625%, 10/31/23	9,875,000	9,543,259
2.000%, 11/15/26	9,315,000	8,998,439

2.250%, 2/15/27	$15,100,000	$14,907,127

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $95,436,135) — 48.0%		95,088,276

SHORT-TERM INVESTMENTS — 14.1%
UMB Money Market Fiduciary, 0.010%	27,985,303	27,985,303

TOTAL SHORT-TERM INVESTMENTS (Cost $27,985,303) — 14.1%		27,985,303

TOTAL INVESTMENTS (Cost $239,975,318) — 121.1%		239,912,221
Liabilities less other assets — (21.1)%		(41,849,953)

TOTAL NET ASSETS — 100.0%		$198,062,268

(equivalent to $11.27 per share; unlimited shares of $1.00 par value capital shares authorized; 17,338,482 shares outstanding for Institutional Class; equivalent to $11.27 per share; unlimited shares of $1.00 par value capital shares authorized; 233,484 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)
Rule 144A restricted security. Total value of these securities is $8,061,492 which represents 4.1% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	Security has been earmarked as commitment for to-be-announced securities.
(d)	Variable, floating, or step rate security (presented at the current rate as of period end).
(e)	Foreign security denominated in U.S. dollars.
(f)	To-be-announced security.

See accompanying Notes to Schedules of Investments.

SCOUT CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 2.5%
Hertz Vehicle Financing II LP Series 2015-2A, Class A, 2.020%, 9/25/19(a)(b)	$4,165,000	$4,145,312
Home Equity Loan Trust
Series 2003-HS3, Class A2A, 1.262%, 8/25/33(a)(c)	43,405	42,557
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(c)	448,494	265,753
Series 2006-HSA2, Class AI4, 5.810%, 3/25/36(a)(c)	820,000	240,914
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A2A, 1.110%, 3/15/19(a)(d)	8,391,342	8,386,558
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 1.602%, 1/25/36(a)(b)(c)	185,118	179,546
RFMSII Trust Series 2006-HSA1, Class A4, 5.990%, 2/25/36(a)(c)	1,079,759	1,043,897
SACO I Trust Series 2006-9, Class A1, 1.282%, 8/25/36(a)(c)	289,866	440,540
USAA Auto Owner Trust Series 2016-1, Class A2, 1.070%, 3/15/19(a)(d)	5,445,000	5,440,148

TOTAL ASSET-BACKED SECURITIES (Cost $19,614,580) — 2.5%		20,185,225

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17, Class A4, 5.694%, 6/11/50(a)(c)(d)	3,338,891	3,362,624
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.865%, 1/10/48(a)	5,600,000	5,819,375
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.949%, 8/10/45(a)(c)	1,956,188	1,954,165
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class A3, 3.211%, 10/15/48(a)	4,075,000	4,092,751
Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4, 5.942%, 6/11/49(a)(c)(d)	1,282,720	1,290,731
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.726%, 8/10/49(a)(d)	64,655	64,630
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	157,577	157,446

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,992,404) — 2.0%		16,741,722

CORPORATE BONDS — 19.8%
Abbott Laboratories
2.350%, 11/22/19	4,100,000	4,116,994
3.750%, 11/30/26(a)	2,135,000	2,132,314
Ally Financial, Inc. 3.250%, 11/5/18	2,440,000	2,456,787
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	1,084,522	1,155,016
American Airlines 2013-1 Class A Pass-Through Trust 4.000%, 1/15/27	115,587	119,298
American Express Credit Corp.
1.700%, 10/30/19(a)	3,520,000	3,498,560
2.600%, 9/14/20(a)	4,915,000	4,967,040

American International Group, Inc. 6.400%, 12/15/20	$3,175,000	$3,593,624
AT&T, Inc.
3.800%, 3/1/24(a)	1,445,000	1,467,210
4.250%, 3/1/27(a)	2,170,000	2,194,039
Bank of America Corp. 3.500%, 4/19/26	3,060,000	3,017,558
Bank of America N.A.
1.750%, 6/5/18	6,555,000	6,571,722
2.050%, 12/7/18	1,490,000	1,498,101
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust 6.462%, 1/15/21	563,484	607,154
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass-Through Trust 4.967%, 4/1/23	500,505	534,929
Capital One N.A.
1.650%, 2/5/18(a)	2,940,000	2,939,506
2.350%, 8/17/18(a)	2,870,000	2,888,078
Citigroup, Inc.
1.800%, 2/5/18	7,055,000	7,058,626
2.150%, 7/30/18	3,440,000	3,451,816
Credit Suisse A.G. 1.750%, 1/29/18(e)	4,625,000	4,628,450
Daimler Finance North America, LLC
2.000%, 8/3/18(b)	4,350,000	4,360,279
1.750%, 10/30/19(b)	3,780,000	3,739,981
2.300%, 1/6/20(b)	4,830,000	4,840,940
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	1,048,361	1,210,857
Energy Transfer Partners LP 4.050%, 3/15/25(a)	2,205,000	2,180,262
Ford Motor Credit Co., LLC
2.145%, 1/9/18	4,625,000	4,636,752
5.000%, 5/15/18	6,170,000	6,374,684
2.551%, 10/5/18	2,800,000	2,822,229
JPMorgan Chase & Co.
2.750%, 6/23/20(a)	5,945,000	6,022,535
2.550%, 3/1/21(a)	2,835,000	2,838,768
1.656%, 3/9/21(a)(c)	8,345,000	8,309,701
3.250%, 9/23/22	1,780,000	1,812,487
Manufacturers & Traders Trust Co. 1.400%, 7/25/17(a)(d)	2,470,000	2,468,431
McDonald's Corp. 2.100%, 12/7/18	2,090,000	2,102,749
Metropolitan Life Global Funding I 1.350%, 9/14/18(b)	9,520,000	9,482,291
New York Life Global Funding 1.450%, 12/15/17(b)(d)	2,745,000	2,745,118
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	2,756,414	3,045,837
Philip Morris International, Inc. 2.000%, 2/21/20	6,130,000	6,114,706
Reliance Standard Life Global Funding II 2.500%, 1/15/20(b)	2,050,000	2,048,877
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125%, 4/22/25	957,027	1,105,366
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26	2,166,590	2,413,668
UBS A.G. 1.800%, 3/26/18(e)	6,620,000	6,624,700
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	270,156	286,366

UnitedHealth Group, Inc. 1.900%, 7/16/18	$2,475,000	$2,485,788
Wells Fargo & Co.
2.600%, 7/22/20	5,377,000	5,430,168
2.269%, 10/31/23(a)(c)	8,390,000	8,543,898

TOTAL CORPORATE BONDS (Cost $161,118,579) — 19.8%		162,944,260

MORTGAGE-BACKED SECURITIES — 26.1%
Fannie Mae Pool
3.170%, 8/1/18	5,157,616	5,238,348
3.330%, 7/1/20	1,032,972	1,060,158
3.330%, 10/1/20	3,355,313	3,485,942
3.230%, 11/1/20	3,265,170	3,384,094
2.500%, 9/1/22	2,541,790	2,578,776
2.000%, 1/1/23	2,124,006	2,135,265
2.160%, 1/1/23	6,824,005	6,739,640
2.000%, 3/1/23	875,252	879,914
2.000%, 4/1/23	841,488	845,970
2.000%, 5/1/23	2,569,506	2,583,194
2.000%, 7/1/23	1,746,045	1,755,339
4.000%, 4/1/24	687,420	723,410
2.500%, 7/1/25	2,746,518	2,786,554
2.500%, 3/1/26	672,645	681,033
4.500%, 1/1/27(d)	1,603,696	1,644,718
2.100%, 12/1/27	2,141,966	2,062,962
5.970%, 1/1/40	680,443	772,465
5.970%, 1/1/40	525,174	581,979
5.100%, 12/1/40	462,546	509,764
3.000%, 5/15/43(f)	86,545,000	85,625,459
2.500%, 5/15/47(f)	7,590,000	7,220,473
Fannie Mae-Aces
Series 2014-M9, Class ASQ2, 1.462%, 4/25/17	600,605	600,784
Series 2015-M7, Class ASQ1, 0.882%, 4/25/18(d)	471,611	470,871
Series 2015-M7, Class ASQ2, 1.550%, 4/25/18	1,905,000	1,903,341
Series 2013-M14, Class A, 1.700%, 8/25/18	3,146,067	3,141,917
Series 2015-M15, Class ASQ1, 0.849%, 1/25/19(d)	1,527,387	1,524,957
Series 2016-M2, Class ABV2, 2.131%, 1/25/23	3,090,966	3,031,484
Series 2016-M3, Class ASQ2, 2.263%, 2/25/23	4,145,000	4,057,507
Series 2014-M1, Class A1, 2.325%, 7/25/23(c)	1,495,515	1,502,780
Series 2016-M7, Class AV2, 2.157%, 10/25/23	9,610,000	9,347,128
Series 2014-M13, Class AB2, 2.951%, 8/25/24(c)	2,203,862	2,180,113
Series 2015-M11, Class A1, 2.097%, 4/25/25	3,098,403	3,046,954
Series 2016-M6, Class AB2, 2.395%, 5/25/26	4,305,000	4,019,075
Freddie Mac Gold Pool
4.500%, 8/1/18(d)	1,940,845	1,987,329
4.500%, 8/1/18(d)	2,830,756	2,898,553
4.500%, 8/1/20(d)	13,455,551	13,777,811
Freddie Mac Multifamily Structured Pass-Through Certificates
Series KF15, Class A, 1.449%, 2/25/23(a)(c)	11,210,118	11,266,135
Series KF17, Class A, 1.329%, 3/25/23(a)(c)	6,056,501	6,077,347
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	420,956	428,158
Series 4233, Class MD, 1.750%, 3/15/25(a)	794,476	794,692
Ginnie Mae I Pool
2.140%, 8/15/23	2,002,679	1,961,905
2.730%, 6/15/32	8,120,674	7,841,851

TOTAL MORTGAGE-BACKED SECURITIES (Cost $215,272,653) — 26.1%		215,156,149

U.S. GOVERNMENT AND AGENCIES — 59.8%
United States Treasury Bond
2.250%, 8/15/46	37,840,000	32,025,052

3.000%, 2/15/47	$32,780,000	$32,663,467
United States Treasury Note
0.750%, 12/31/17(d)	42,965,000	42,877,738
0.875%, 3/31/18	13,520,000	13,492,541
0.875%, 4/15/19	36,600,000	36,302,625
1.375%, 9/30/20	62,355,000	61,731,450
1.250%, 10/31/21	97,530,000	94,798,380
1.625%, 10/31/23	74,265,000	71,770,142
2.000%, 11/15/26	46,825,000	45,233,699
2.250%, 2/15/27	61,870,000	61,079,734

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $494,425,799) — 59.8%		491,974,828

SHORT-TERM INVESTMENTS — 9.1%
UMB Money Market Fiduciary, 0.010%	74,858,809	74,858,809

TOTAL SHORT-TERM INVESTMENTS (Cost $74,858,809) — 9.1%		74,858,809

TOTAL INVESTMENTS (Cost $982,282,824) — 119.3%		981,860,993
Liabilities less other assets — (19.3)%		(158,545,714)

TOTAL NET ASSETS — 100.0%		$823,315,279

(equivalent to $31.36 per share; unlimited shares of $1.00 par value capital shares authorized; 24,983,620 shares outstanding for Institutional Class; equivalent to $31.35 per share; unlimited shares of $1.00 par value capital shares authorized; 1,268,989 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)
Rule 144A restricted security. Total value of these securities is $31,542,344 which represents 3.8% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	Variable, floating, or step rate security (presented at the current rate as of period end).
(d)	Security has been earmarked as commitment for to-be-announced securities.
(e)	Foreign security denominated in U.S. dollars.
(f)	To-be-announced security.

FUTURES CONTRACTS
Description	Expiration Date	Number of Contracts Long (Short)	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)

Euro-Bund Futures	June 2017	(115)	$(19,779,460)	$(19,802,965)	$(23,505)

TOTAL FUTURES CONTRACTS			$(19,779,460)	$(19,802,965)	$(23,505)

SWAP CONTRACTS CREDIT DEFAULT SWAPS
Exchange	Reference Entity	Buy/Sell(g) Protection	Rating of Reference Entity (Moody's/S&P)	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(h)	Value (i)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Intercontinental Exchange	CDX North America
	High Yield Index	Sell	B1/B+	Receive	5.00%	6/20/2022	$7,060,000	$523,091	$442,281	$80,810
	Series 28
TOTAL SWAP CONTRACTS							$7,060,000	$523,091	$442,281	$80,810

(g)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(h)
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(i)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Schedules of Investments.

SCOUT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 4.6%
Bank of The West Auto Trust
Series 2014-1, Class A3, 1.090%, 3/15/19(a)(b)	$4,743,995	$4,742,188
Series 2015-1, Class A3, 1.310%, 10/15/19(a)(b)	5,114,890	5,111,227
Chase Issuance Trust Series 2016-A7, Class A7, 1.060%, 9/16/19(a)(c)	13,890,000	13,878,624
Citibank Credit Card Issuance Trust Series 2014-A4, Class A4, 1.230%, 4/24/19(a)	8,230,000	8,230,494
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A3, 1.302%, 10/25/36(a)(d)	2,036,025	1,772,301
Series 2007-S3, Class A2, 1.232%, 5/25/37(a)(d)	914,739	902,727
GSAA Trust Series 2006-S1, Class 1A1, 1.302%, 1/25/37(a)(d)	1,222,877	395,998
Hertz Vehicle Financing II LP Series 2015-2A, Class A, 2.020%, 9/25/19(a)(b)	9,455,000	9,410,306
Home Equity Loan Trust
Series 2003-HS3, Class A2A, 1.262%, 8/25/33(a)(d)	2,764	2,710
Series 2005-HS1, Class AI3, 4.830%, 9/25/35(a)(d)	467,095	466,400
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(d)	4,533,266	2,686,164
Hyundai Auto Receivables Trust Series 2016-B, Class A2, 1.120%, 10/15/19(a)	19,777,706	19,741,038
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 1.602%, 1/25/36(a)(b)(d)	455,473	441,764
RFMSII Trust Series 2006-HSA1, Class A3, 5.230%, 2/25/36(a)(d)	18,163	18,122
SunTrust Auto Receivables Trust Series 2015-1A, Class A3, 1.420%, 9/16/19(a)(b)(c)	5,584,903	5,585,891

TOTAL ASSET-BACKED SECURITIES (Cost $73,163,348) — 4.6%		73,385,954

CORPORATE BONDS — 18.0%
Abbott Laboratories 2.350%, 11/22/19	7,075,000	7,104,326
Ally Financial, Inc. 3.250%, 11/5/18	9,325,000	9,389,156
American Express Credit Corp.
1.700%, 10/30/19(a)	5,500,000	5,466,500
2.600%, 9/14/20(a)	6,435,000	6,503,134
AT&T, Inc. 3.200%, 3/1/22(a)	8,460,000	8,539,778
Bank of America Corp. 2.600%, 1/15/19	6,625,000	6,693,979
Bank of America N.A.
1.650%, 3/26/18	6,905,000	6,907,700
1.750%, 6/5/18	7,415,000	7,433,916
2.050%, 12/7/18	2,635,000	2,649,327
Capital One N.A.
1.650%, 2/5/18(a)	6,925,000	6,923,837
2.350%, 8/17/18(a)	3,800,000	3,823,936
Citigroup, Inc. 1.800%, 2/5/18	9,850,000	9,855,063
CNH Industrial Capital, LLC 3.875%, 7/16/18	2,740,000	2,787,950
Continental Airlines 2007-1 Class A Pass-Through Trust 5.983%, 10/19/23	1,901,211	2,091,332

Credit Suisse A.G.
1.750%, 1/29/18(e)	$4,195,000	$4,198,129
1.700%, 4/27/18(e)	8,500,000	8,488,763
Daimler Finance North America, LLC
2.000%, 8/3/18(b)	5,945,000	5,959,048
1.750%, 10/30/19(b)	5,150,000	5,095,477
2.300%, 1/6/20(b)	8,650,000	8,669,592
Energy Transfer Partners LP 4.050%, 3/15/25(a)	6,392,000	6,320,288
Ford Motor Credit Co., LLC
2.875%, 10/1/18	15,510,000	15,693,545
2.551%, 10/5/18	5,690,000	5,735,173
2.943%, 1/8/19	8,500,000	8,616,110
Goldman Sachs Group, Inc. 2.750%, 9/15/20(a)	2,750,000	2,772,781
IPALCO Enterprises, Inc. 5.000%, 5/1/18(a)	12,850,000	13,203,375
JPMorgan Chase & Co.
2.750%, 6/23/20(a)	5,485,000	5,556,535
1.656%, 3/9/21(a)(d)	24,075,000	23,973,163
Manufacturers & Traders Trust Co. 1.400%, 7/25/17(a)(c)	10,920,000	10,913,066
Metropolitan Life Global Funding I 1.350%, 9/14/18(b)	14,300,000	14,243,358
New York Life Global Funding 1.450%, 12/15/17(b)(c)	6,070,000	6,070,261
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	3,643,020	4,025,537
Philip Morris International, Inc. 2.000%, 2/21/20	8,800,000	8,778,044
Reliance Standard Life Global Funding II 2.500%, 1/15/20(b)	4,550,000	4,547,507
U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 10/22/24	5,658,577	6,167,848
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26	2,990,668	3,331,724
UBS A.G. 1.800%, 3/26/18(e)	10,900,000	10,907,739
UnitedHealth Group, Inc. 1.900%, 7/16/18	6,500,000	6,528,333
Wells Fargo & Co. 2.269%, 10/31/23(a)(d)	13,305,000	13,549,054

TOTAL CORPORATE BONDS (Cost $286,725,399) — 18.0%		289,514,384

MORTGAGE-BACKED SECURITIES — 5.3%
Fannie Mae Pool 3.000%, 5/15/43(f)	27,440,000	27,148,450
Fannie Mae-Aces
Series 2014-M6, Class FA, 1.070%, 12/25/17(d)	903,871	903,933
Series 2013-M9, Class ASQ2, 1.825%, 6/25/18	11,556,712	11,565,252
Series 2015-M15, Class ASQ1, 0.849%, 1/25/19(c)	2,792,960	2,788,516
Series 2016-M6, Class ASQ1, 1.163%, 6/25/19	5,636,877	5,629,510
Series 2016-M1, Class ASQ1, 1.374%, 2/25/21(a)	2,565,365	2,551,017
Series 2014-M1, Class A1, 2.325%, 7/25/23(d)	5,651,069	5,678,522
Freddie Mac Multifamily Structured Pass-Through Certificates
Series KF15, Class A, 1.449%, 2/25/23(a)(d)	21,559,635	21,667,368

Series KF17, Class A, 1.329%, 3/25/23(a)(d)	$8,025,875	$8,053,500

TOTAL MORTGAGE-BACKED SECURITIES (Cost $85,865,187) — 5.3%		85,986,068

U.S. GOVERNMENT AND AGENCIES — 70.8%
United States Treasury Note
0.875%, 4/15/17	138,545,000	138,565,056
0.625%, 5/31/17	108,745,000	108,733,582
0.625%, 6/30/17	120,315,000	120,258,572
0.500%, 7/31/17	37,975,000	37,939,303
0.625%, 8/31/17	120,315,000	120,192,760
0.875%, 3/31/18	34,615,000	34,544,697
1.250%, 10/31/21	91,895,000	89,321,205
2.000%, 12/31/21	63,230,000	63,472,044
1.875%, 2/28/22	31,265,000	31,197,843
1.375%, 8/31/23	46,505,000	44,314,196
1.625%, 10/31/23	154,010,000	148,836,188
2.250%, 2/15/27	204,840,000	202,223,579

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $1,142,779,440) — 70.8%		1,139,599,025

SHORT-TERM INVESTMENTS — 11.1%
UMB Money Market Fiduciary, 0.010%	178,373,881	178,373,881

TOTAL SHORT-TERM INVESTMENTS (Cost $178,373,881) — 11.1%		178,373,881

TOTAL INVESTMENTS (Cost $1,766,907,255) — 109.8%		1,766,859,312
Liabilities less other assets — (9.8)%		(157,212,433)

TOTAL NET ASSETS — 100.0%		$1,609,646,879

(equivalent to $11.75 per share; unlimited shares of $1.00 par value capital shares authorized; 125,966,122 shares outstanding for Institutional Class; equivalent to $11.80 per share; unlimited shares of $1.00 par value capital shares authorized; 11,015,006 shares outstanding for Class Y)

LLC - Limited Liability Company
LP - Limited Partnership
(a)	Callable.
(b)
Rule 144A restricted security. Total value of these securities is $69,876,619 which represents 4.3% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	Security has been earmarked as commitment for to-be-announced securities.
(d)	Variable, floating, or step rate security (presented at the current rate as of period end).
(e)	Foreign security denominated in U.S. dollars.
(f)	To-be-announced security.

FUTURES CONTRACTS
Description	Expiration Date	Number of Contracts Long (Short)	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)

Euro-Bund Futures	June 2017	(1,145)	$(196,368,606)	$(197,168,656)	$(800,050)

TOTAL FUTURES CONTRACTS			$(196,368,606)	$(197,168,656)	$(800,050)

SWAP CONTRACTS CREDIT DEFAULT SWAPS
Exchange	Reference Entity	Buy/Sell(g) Protection	Rating of Reference Entity (Moody's/S&P)	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(h)	Value(i)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Intercontinental Exchange	CDX North America
	High Yield Index	Sell	B1/B+	Receive	5.00%	6/20/2022	$14,580,000	$1,080,264	$913,379	$166,885
	Series 28
TOTAL SWAP CONTRACTS							$14,580,000	$1,080,264	$913,379	$166,885

(g)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(h)
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(i)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Schedules of Investments.

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: Scout International Fund (“International” or “International Fund”), Scout Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), Scout Global Equity Fund (“Global Equity” or “Global Equity Fund”), Scout Equity Opportunity Fund (“Equity Opportunity” or “Equity Opportunity Fund”), Scout Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”), Scout Small Cap Fund (“Small Cap” or “Small Cap Fund”), Scout Low Duration Bond Fund (“Low Duration Bond” or “Low Duration Bond Fund”), Scout Core Bond Fund (“Core Bond” or “Core Bond Fund”), Scout Core Plus Bond Fund (“Core Plus Bond” or “Core Plus Bond Fund”) and Scout Unconstrained Bond Fund (“Unconstrained Bond” or “Unconstrained Bond Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”).

The Funds’ investment objectives are as follows:

Fund	Investment Objective
International	Long-term growth of capital and income
Emerging Markets	Long-term growth of capital
Global Equity	Long-term growth of capital
Equity Opportunity	Long-term growth of capital
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
Low Duration Bond	High level of total return consistent with the
preservation of capital
Core Bond	High level of total return consistent with the
preservation of capital
Core Plus Bond	High level of total return consistent with the
preservation of capital
Unconstrained Bond	Maximize total return consistent with the
preservation of capital

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)
Security Valuations – Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and NASDAQ Capital Market® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. NASDAQ National Market® and NASDAQ Capital Market® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If an exchange is open for trading on a day but there are no sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued by using an evaluated bid price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices. Short-term instruments maturing within 60 days may be valued at amortized cost. Swaps, such as credit default swaps, interest rate swaps and currency swaps, are valued by an independent pricing service. In the absence of an evaluated bid price from an independent pricing service for a debt security (other than short-term instruments maturing within 60 days) or swap, or when a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by Scout Investments, Inc. (the “Advisor”) implementing procedures adopted by, and under the supervision of, the Board of Trustees of the Trust (the “Board”).

Options are valued at the mean between the current bid and asked prices. Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded. Foreign equity securities or debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time. Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates. Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security is principally traded. Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing Net Asset Values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board. If any short positions are maintained by the Funds, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange (“NYSE”). In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

In the event that a fair valuation determination is necessary with respect to a security or other asset of the Funds for which a market quotation is not readily available or is unreliable, the Advisor’s Valuation Committee shall consider all appropriate factors relevant to the value of the security or other asset and shall determine the method of arriving at the fair value thereof. Generally, any member of the Advisor’s Valuation Committee can make the valuation determination with consent of another voting member of the Advisor’s Valuation Committee that is not on the Fund team affected, but, if feasible, should involve a member of fund accounting and the Fund manager. As a general principle, the “fair value” of a security or other asset should be the amount that the Fund might reasonably expect to realize upon the current sale of the security or other asset. Valuation policies and procedures are reviewed annually by the Advisor’s Valuation Committee. Quarterly, the Board analyzes fair valued securities utilized in the Funds during the period as well as reviews the independent third party fair valuation analysis report.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized into three broad levels as described below:

▪ Level 1 – quoted prices in active markets for identical securities;
▪ Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
▪ Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Funds’ assets:

International:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$1,187,765,078	$-	$-	$1,187,765,078
Short-Term Investments	29,000,000	-	-	29,000,000
Total Investments	$1,216,765,078	$-	$-	$1,216,765,078

Emerging Markets:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$24,036,547	$-	$-	$24,036,547

Global Equity:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,728,734	$-	$-	$10,728,734

Equity Opportunity:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$12,202,383	$-	$-	$12,202,383

Mid Cap:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$1,375,598,435	$-	$-	$1,375,598,435
Short-Term Investments	21,000,000	-	-	21,000,000
Total Investments	$1,396,598,435	$-	$-	$1,396,598,435

Small Cap:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$215,637,795	$-	$-	$215,637,795

Low Duration Bond:	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$3,118,631	$-	$3,118,631
Commercial Mortgage-Backed Securities	-	3,207,787	-	3,207,787
Corporate Bonds	-	18,616,806	-	18,616,806
Mortgage-Backed Securities	-	14,234,660	-	14,234,660
U.S. Government and Agencies	-	8,603,985	-	8,603,985
Short-Term Investments	883,764	-	-	883,764
Total Investments	$883,764	$47,781,869	$-	$48,665,633

Core Bond:	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$3,944,531	$-	$3,944,531
Commercial Mortgage-Backed Securities	-	3,768,488	-	3,768,488
Corporate Bonds	-	43,268,914	-	43,268,914
Mortgage-Backed Securities	-	65,856,709	-	65,856,709
U.S. Government and Agencies	-	95,088,276	-	95,088,276
Short-Term Investments	27,985,303	-	-	27,985,303
Total Investments	$27,985,303	$211,926,918	$-	$239,912,221

Core Plus Bond:	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$20,185,225	$-	$20,185,225
Commercial Mortgage-Backed Securities	-	16,741,722	-	16,741,722
Corporate Bonds	-	162,944,260	-	162,944,260
Mortgage-Backed Securities	-	215,156,149	-	215,156,149
U.S. Government and Agencies	-	491,974,828	-	491,974,828
Short-Term Investments	74,858,809	-	-	74,858,809
Total Investments	$74,858,809	$907,002,184	$-	$981,860,993

Other Financial Instruments(b)
Swap Contracts	$-	$523,091	$-	$523,091

Liabilities
Other Financial Instruments(b)
Futures Contracts	$23,505	$-	$-	$23,505

Unconstrained Bond:	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$73,385,954	$-	$73,385,954
Corporate Bonds	-	289,514,384	-	289,514,384
Mortgage-Backed Securities	-	85,986,068	-	85,986,068
U.S. Government and Agencies	-	1,139,599,025	-	1,139,599,025
Short-Term Investments	178,373,881	-	-	178,373,881
Total Investments	$178,373,881	$1,588,485,431	$-	$1,766,859,312

Other Financial Instruments(b)
Swap Contracts	$-	$1,080,264	$-	$1,080,264

Liabilities
Other Financial Instruments(b)
Futures Contracts	$800,050	$-	$-	$800,050

(a)	For a detailed break-out of common stocks by sector or country classification, please refer to the Schedule of Investments.
(b)	Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts.

The Funds did not hold any Level 3 investments during the period ended March 31, 2017. It is the Funds' policy to recognize transfers between Levels at the end of the period. As of June 30, 2016, the International, Emerging Markets and Global Equity Funds held some Level 2 securities due to the Funds performing a fair value adjustment. As of March 31, 2017, the International, Emerging Markets and Global Equity Funds held all Level 1 securities. A security’s classification as Level 1 or Level 2 within the International, Emerging Markets and Global Equity Funds can move on a daily basis throughout the year depending on whether or not a Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Fund calculates its NAV. Per the Funds' Pricing and Fair Value Determination Procedures, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

The following is a reconciliation of transfers between Levels from June 30, 2016 to March 31, 2017, represented by recognizing the March 31, 2017 market value of securities classified as Level 2 as of June 30, 2016 that transferred hierarchies to Level 1 as of March 31, 2017:

	International	Emerging Markets	Global Equity
Transfers into Level 1	$747,701,380	$12,991,521	$1,797,142
Transfers out of Level 1	-	-	-
Net transfers in (out) of Level 1	$747,701,380	$12,991,521	$1,797,142

Transfers into Level 2	$-	$-	$-
Transfers out of Level 2	(747,701,380)	(12,991,521)	(1,797,142)
Net transfers in (out) of Level 2	$(747,701,380)	$(12,991,521)	$(1,797,142)

(b)	Derivatives – The following disclosure provides certain information about the Funds’ derivative and hedging activities.

i.
Forward currency contracts — The Low Duration Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US$ and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed.

The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets.

Details of open forward contracts, if any, at period end are included in the Schedules of Investments under the caption “Forward Contracts.”

ii.
Credit default swap contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity, manage the duration of the Funds’ portfolios and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.

Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer.

In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund.

Details of swap contracts, if any, at period end are included in the Schedules of Investments under the caption “Swap Contracts.”

iii.
Futures contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it.

When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Advisor and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss.

The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures.

Details of Futures, if any, at period end are included in the Schedules of Investments under the caption “Futures Contracts.”

(c)	To-Be-Announced Securities - The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities.

A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security.

TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” cash or cash equivalent securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked-to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered. Earmarked commitments for TBAs, if any, are presented in the Schedule of Investments.

(d)
Security Transactions and Related Investment Income – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)
Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Standard Time on March 31, 2017.

ii.
Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign currency gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Federal Income Taxes –

At March 31, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

FUND	COST OF INVESTMENTS FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED APPRECIATION FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED DEPRECIATION FOR FEDERAL TAX PURPOSES	NET UNREALIZED APPRECIATION/ DEPRECIATION FOR FEDERAL TAX PURPOSES
International	$900,798,683	$380,441,803	$(64,475,408)	$315,966,395
Emerging Markets	20,901,893	3,879,713	(745,059)	3,134,654
Global Equity	8,729,419	2,332,957	(333,642)	1,999,315
Equity Opportunity	11,033,844	1,305,062	(136,523)	1,168,539
Mid Cap	1,198,935,643	238,074,341	(40,411,549)	197,662,792
Small Cap	146,390,074	80,163,318	(10,915,597)	69,247,721
Low Duration Bond	48,838,735	62,369	(235,471)	(173,102)
Core Bond	240,082,236	974,702	(1,144,717)	(170,015)
Core Plus Bond	982,770,171	4,133,380	(5,042,558)	(909,178)
Unconstrained Bond	1,766,907,255	5,873,097	(5,921,040)	(47,943)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(g)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(h)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

Item 2. Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
May 26, 2017

/s/ Scott A. Betz
Scott A. Betz
Principal Financial Officer
May 24, 2017